Document and Entity Information	Dec. 30, 2019
Cover [Abstract]
Entity Address, Address Line One	7 Straits View #12-00
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001631574
Document Type	8-K
Document Period End Date	Dec. 30, 2019
Entity Registrant Name	WAVE LIFE SCIENCES LTD.
Entity Incorporation State Country Code	U0
Entity File Number	001-37627
Entity Address, City or Town	Marina One East Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	018936
City Area Code	+65
Local Phone Number	6236 3388
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	$0 Par Value Ordinary Shares
Trading Symbol	WVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false